Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2019	SFr 32,848,635	SFr 286,375,977		SFr (6,572,316)	SFr (653,161)	SFr 14,371,983	SFr (300,847,289)	SFr 25,523,829
Net loss for the year							(12,858,599)	(12,858,599)
Other comprehensive income/(loss) for the year					(4,069)	(233,529)		(237,598)
Total comprehensive loss for the year					(4,069)	(233,529)	(12,858,599)	(13,096,197)
Value of share-based services						1,176,413		1,176,413
Movement in treasury shares:
Settlement of supplier invoices		78,555		207,190				285,745
Net purchases under liquidity agreement		17,772		(46,809)				(29,037)
Other net sales of treasury shares		416,050		333,000				749,050
Balance at end of year at Dec. 31, 2020	32,848,635	286,888,354		(6,078,935)	(657,230)	15,314,867	(313,705,888)	14,609,803
Net loss for the year							(15,351,914)	(15,351,914)
Other comprehensive income/(loss) for the year					(295)	260,548		260,253
Total comprehensive loss for the year					(295)	260,548	(15,351,914)	(15,091,661)
Issue of shares-third parties	6,900,000	3,199,323						10,099,323
Issue of treasury shares	9,524,317			(9,524,317)
Cost of shares issuance		(1,865,475)						(1,865,475)
Sales under shelf- registration		3,882		3,759,402				3,763,284
Related costs of sales shelf- registration		(581,800)						(581,800)
Sale of pre-funded warrants						5,470,141		5,470,141
Cost of pre-funded warrants sold						(848,998)		(848,998)
Value of warrants and pre-funded warrants		(3,720,491)				3,720,491
Value of share-based services						1,178,344		1,178,344
Movement in treasury shares:
Settlement of supplier invoices		48,066		116,914				164,980
Net purchases under liquidity agreement		(31,502)		(16,283)				(47,785)
Other net sales of treasury shares		41,004		39,940				80,944
Balance at end of year at Dec. 31, 2021	49,272,952	283,981,361		(11,703,279)	(657,525)	25,095,393	(329,057,802)	16,931,100
Net loss for the year							(20,804,213)	(20,804,213)
Other comprehensive income/(loss) for the year					(345)	1,270,132		1,269,787
Total comprehensive loss for the year					(345)	1,270,132	(20,804,213)	(19,534,426)
Reduction of the nominal value	(64,620,223)		SFr 64,620,223
Issue of treasury shares	16,326,365			(16,326,365)
Exercise ESOP & ESC (treasury shares IFRS 2)	174,389			(174,389)
Cost of shares issuance		(288,131)						(288,131)
Sales under shelf- registration		(3,275,107)		4,500,000				1,224,893
Related costs of sales shelf- registration		(114,754)						(114,754)
Sale of pre-funded warrants						2,841,270		2,841,270
Cost of pre-funded warrants sold						(301,841)		(301,841)
Exercise of pre-funded warrants		(8,792,756)		15,978,570		(7,160,573)		25,241
Value of warrants and pre-funded warrants		(999,789)				999,789
Value of share-based services						3,682,073		3,682,073
Movement in treasury shares:
Net purchases under liquidity agreement		(105,433)		91,452				(13,981)
Sales agency agreement		(890,294)		1,355,248				464,954
Costs under sale agency agreement		(3,487)						(3,487)
Balance at end of year at Dec. 31, 2022	SFr 1,153,483	SFr 269,511,610	SFr 64,620,223	SFr (6,278,763)	SFr (657,870)	SFr 26,426,243	SFr (349,862,015)	SFr 4,912,911